NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2021
Accounting Policies [Abstract]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life
Estimated Useful Life
Furniture	7 years
Appliances	5 years

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Diluted Shares (Details
	As of August 31,
Diluted shares NOT included in basic loss per share computation	2021	2020
Warrants	—	68,163,661
Convertible notes	—	6,614,769